Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc. ("CREFI")

Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the "Company")

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Citigroup Global Markets Inc., DBR Investments Co. Limited, Deutsche Bank Securities Inc., German American Capital Corporation, Morgan Stanley & Co. LLC, Morgan Stanley Bank, N.A., Morgan Stanley Mortgage Capital Holdings LLC, Wells Fargo Securities, LLC and Wells Fargo Bank, National Association, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the MHC Commercial Mortgage Trust 2021-MHC, Commercial Mortgage Pass-Through Certificates, Series 2021-MHC securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 124 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of mortgage loan asset and mortgaged properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	1

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of 4/9/2021.
•	The phrase "LIBOR Assumption" refers to the rate of 0.1500000%.
•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on March 30, 2021 with certain Collateral attribute calculations adjusted for the Cut-off Date:
o	2021-MHC Accounting Tape Final.xlsx (provided on March 30, 2021).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.
•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.
•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.
•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.
•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.
•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.
PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	2

•	The phrase “Loan Agreement” refers to a draft of the Loan Agreement.
•	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.
•	The phrase “Interest Rate Cap Term Sheet” refers to an interest rate cap document which discloses the applicable strike rate of the interest rate cap.
•	The phrase “MSA Report” refers to the listing, which summarizes the metropolitan statistical area for each property.
•	The phrase “Title Policy” refers to a signed or draft proforma title policy.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

Our procedures and results thereof are as follows:

From March 9, 2021 through March 30, 2021, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	3

•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

March 30, 2021

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	5

MHC 2021-MHC Loan File Review Procedures	EXHIBIT A

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Rank	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	Appraisal Report	None
5	Address	Appraisal Report	None
6	City	Appraisal Report	None
7	State	Appraisal Report	None
8	Zip	Appraisal Report	None
9	MSA	MSA Report	None
10	Year Built	Appraisal Report	None
11	Year Renovated	Appraisal Report	None
12	Resident Occupied Pads	Underwriting File	None
13	Community Owned - R Pads	Underwriting File	None
14	Employee Pads	Underwriting File	None
15	Dealer Occupied - R Pads	Underwriting File	None
16	Lender Occupied - R Pads	Underwriting File	None
17	Community Owned - NR Pads	Underwriting File	None
18	Lender Occupied - NR Pads	Underwriting File	None
19	Dealer Occupied - NR Pads	Underwriting File	None
20	Vacant Pads	Underwriting File	None
21	Total Available Pads	Recalculation	None
22	Resident Occupied (RV Pads)	Underwriting File	None
23	Vacant (RV Pads)	Underwriting File	None
24	Total Available (RV Pads)	Recalculation	None
25	Unit of Measure	None - Company Provided	None
26	Physical Occupied Pads	Underwriting File	None
27	Physical Occupancy (%)	Recalculation	None
28	Revenue Occupied Pads	Underwriting File	None
29	Revenue Occupancy (%)	Recalculation	None
30	Average March 2021 Rent per Pad	Underwriting File	None
31	Occupancy Date	None - Company Provided	None
32	Historical Occupancy (Physical) 2016	Underwriting File	None
33	Historical Occupancy (Physical) 2017	Underwriting File	None
34	Historical Occupancy (Physical) 2018	Underwriting File	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	6

MHC 2021-MHC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
35	Historical Occupancy (Physical) 2019	Underwriting File	None
36	Historical Occupancy (Physical) 2020	Underwriting File	None
37	Historical Occupancy (Physical) Mar-21	Underwriting File	None
38	Historical Occupancy (Revenue) 2016	Underwriting File	None
39	Historical Occupancy (Revenue) 2017	Underwriting File	None
40	Historical Occupancy (Revenue) 2018	Underwriting File	None
41	Historical Occupancy (Revenue) 2019	Underwriting File	None
42	Historical Occupancy (Revenue) 2020	Underwriting File	None
43	Historical Occupancy (Revenue) Mar-21	Underwriting File	None
44	Home Ownership Percentage	Underwriting File	None
45	Ownership Interest	Title Policy	None
46	Mortgage Loan Cut-off Date Balance ($)	Loan Agreement	$1.00
47	Mortgage Loan Cut-off Date Balance per Pad ($)	Recalculation	$1.00
48	% of Mortgage Loan Cut-off Date Balance	Recalculation	None
49	Individual As-Is Appraised Value Date	Appraisal Report	None
50	Individual As-Is Appraised Value ($)	Appraisal Report	None
51	Individual As-Is Appraised Value per Pad ($)	Recalculation	None
52	Portfolio Appraised Value Date	Appraisal Report	None
53	Portfolio Appraised Value ($)	Appraisal Report	None
54	Portfolio Appraised Value per Pad ($)	Recalculation	None
55	Portfolio Appraised Value Premium	Recalculation	None
56	Origination Date	None - Company Provided	None
57	Assumed LIBOR	None - Company Provided	None
58	Mortgage Loan Trust Margin	None - Company Provided	None
59	LIBOR Cap	Interest Rate Cap Term Sheet	None
60	LIBOR Lookback days	Loan Agreement	None
61	LIBOR Cap Expiration Date	Interest Rate Cap Term Sheet	None
62	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
63	Amort Type	Loan Agreement	None
64	Mortgage Loan Monthly Debt Service Payment	Recalculation	None
65	Mortgage Loan Annual Debt Service Payment	Recalculation	None
66	Mortgage Loan Monthly Debt Service Payment at LIBOR Cap	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	7

MHC 2021-MHC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
67	Mortgage Loan Annual Debt Service Payment at LIBOR Cap	Recalculation	None
68	Grace Period	Loan Agreement	None
69	First Loan Payment Date	Loan Agreement	None
70	Seasoning	Recalculation	None
71	Original Term to Maturity (Months)	Recalculation	None
72	Remaining Term to Maturity (Months)	Recalculation	None
73	Original Amortization Term (Months)	Not Applicable*	None
74	Remaining Amortization Term (Months)	Not Applicable*	None
75	Original IO Term (Months)	Loan Agreement	None
76	Remaining IO Term (Months)	Recalculation	None
77	Initial Maturity Date	Loan Agreement	None
78	Floating Rate Component Extensions	Loan Agreement	None
79	Fully Extended Maturity Date	Loan Agreement	None
80	Lockbox	Loan Agreement	None
81	Cash Management Type	Loan Agreement	None
82	Cash Management Trigger	Loan Agreement	None
83	Administrative Fee Rate (%)	Fee Schedule	None
84	Floating Rate Component Prepayment Provision	Loan Agreement	None
85	Partial Release Allowed?	Loan Agreement	None
86	Mortgage Loan Cut-off Date LTV (Aggregate As-is Values)	Recalculation	None
87	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Recalculation	None
88	Mortgage Loan Cut-off Date LTV (Portfolio Appraised Value)	Recalculation	None
89	Mortgage Loan Balloon LTV (Portfolio Appraised Value)	Recalculation	None
90	Mortgage Loan UW NOI Debt Yield	Recalculation	None
91	Mortgage Loan UW NCF Debt Yield	Recalculation	None
92	Mortgage Loan UW NOI DSCR	Recalculation	None
93	Mortgage Loan UW NCF DSCR	Recalculation	None
94	Mortgage Loan UW NOI DSCR at LIBOR Cap	Recalculation	None
95	Mortgage Loan UW NCF DSCR at LIBOR Cap	Recalculation	None
96	Initial Tax Escrow	Loan Agreement	None
97	Ongoing Tax Escrow Monthly	Loan Agreement	None
98	Tax Escrow Springing Conditions	Loan Agreement	None
99	Initial Insurance Escrow	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	8

MHC 2021-MHC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
100	Ongoing Insurance Escrow Monthly	Loan Agreement	None
101	Insurance Escrow Springing Conditions	Loan Agreement	None
102	Initial Immediate Repairs Escrow	Loan Agreement	None
103	Initial Cap Ex Escrow	Loan Agreement	None
104	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
105	Cap Ex Escrow Springing Conditions	Loan Agreement	None
106	Initial TI/LC Escrow	Loan Agreement	None
107	Ongoing TI/LC Escrow Monthly	Loan Agreement	None
108	TI/LC Escrow Springing Conditions	Loan Agreement	None
109	Initial Other Escrow	Loan Agreement	None
110	Ongoing Other Escrow Monthly	Loan Agreement	None
111	Ongoing Other Escrow Springing Condition	Loan Agreement	None
112	Other Escrow Description	Loan Agreement	None
113	Gross Potential Rent 2016	Underwriting File	$1.00
114	Gross Potential Rent 2017	Underwriting File	$1.00
115	Gross Potential Rent 2018	Underwriting File	$1.00
116	Gross Potential Rent 2019	Underwriting File	$1.00
117	Gross Potential Rent 2020	Underwriting File	$1.00
118	Gross Potential Rent January 2021 TTM	Underwriting File	$1.00
119	Gross Potential Rent 2021 Budget	Underwriting File	$1.00
120	Gross Potential Rent UW	Underwriting File	$1.00
121	RV Income 2016	Underwriting File	$1.00
122	RV Income 2017	Underwriting File	$1.00
123	RV Income 2018	Underwriting File	$1.00
124	RV Income 2019	Underwriting File	$1.00
125	RV Income 2020	Underwriting File	$1.00
126	RV Income January 2021 TTM	Underwriting File	$1.00
127	RV Income 2021 Budget	Underwriting File	$1.00
128	RV Income UW	Underwriting File	$1.00
129	Total Gross Potential Rent 2016	Recalculation	$1.00
130	Total Gross Potential Rent 2017	Recalculation	$1.00
131	Total Gross Potential Rent 2018	Recalculation	$1.00
132	Total Gross Potential Rent 2019	Recalculation	$1.00
133	Total Gross Potential Rent 2020	Recalculation	$1.00
134	Total Gross Potential Rent January 2021 TTM	Recalculation	$1.00
135	Total Gross Potential Rent 2021 Budget	Recalculation	$1.00
136	Total Gross Potential Rent UW	Recalculation	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	9

MHC 2021-MHC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
137	Vacancy 2016	Underwriting File	$1.00
138	Vacancy 2017	Underwriting File	$1.00
139	Vacancy 2018	Underwriting File	$1.00
140	Vacancy 2019	Underwriting File	$1.00
141	Vacancy 2020	Underwriting File	$1.00
142	Vacancy January 2021 TTM	Underwriting File	$1.00
143	Vacancy 2021 Budget	Underwriting File	$1.00
144	Vacancy UW	Underwriting File	$1.00
145	Dealer/Lender Discounts 2016	Underwriting File	$1.00
146	Dealer/Lender Discounts 2017	Underwriting File	$1.00
147	Dealer/Lender Discounts 2018	Underwriting File	$1.00
148	Dealer/Lender Discounts 2019	Underwriting File	$1.00
149	Dealer/Lender Discounts 2020	Underwriting File	$1.00
150	Dealer/Lender Discounts January 2021 TTM	Underwriting File	$1.00
151	Dealer/Lender Discounts 2021 Budget	Underwriting File	$1.00
152	Dealer/Lender Discounts UW	Underwriting File	$1.00
153	Concessions & Promotions 2016	Underwriting File	$1.00
154	Concessions & Promotions 2017	Underwriting File	$1.00
155	Concessions & Promotions 2018	Underwriting File	$1.00
156	Concessions & Promotions 2019	Underwriting File	$1.00
157	Concessions & Promotions 2020	Underwriting File	$1.00
158	Concessions & Promotions January 2021 TTM	Underwriting File	$1.00
159	Concessions & Promotions 2021 Budget	Underwriting File	$1.00
160	Concessions & Promotions UW	Underwriting File	$1.00
161	Bad Debt Expense 2016	Underwriting File	$1.00
162	Bad Debt Expense 2017	Underwriting File	$1.00
163	Bad Debt Expense 2018	Underwriting File	$1.00
164	Bad Debt Expense 2019	Underwriting File	$1.00
165	Bad Debt Expense 2020	Underwriting File	$1.00
166	Bad Debt Expense January 2021 TTM	Underwriting File	$1.00
167	Bad Debt Expense 2021 Budget	Underwriting File	$1.00
168	Bad Debt Expense UW	Underwriting File	$1.00
169	Total Economic Vacancy 2016	Recalculation	$1.00
170	Total Economic Vacancy 2017	Recalculation	$1.00
171	Total Economic Vacancy 2018	Recalculation	$1.00
172	Total Economic Vacancy 2019	Recalculation	$1.00
173	Total Economic Vacancy 2020	Recalculation	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	10

MHC 2021-MHC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
174	Total Economic Vacancy January 2021 TTM	Recalculation	$1.00
175	Total Economic Vacancy 2021 Budget	Recalculation	$1.00
176	Total Economic Vacancy UW	Recalculation	$1.00
177	EGI Before Other Income 2016	Recalculation	$1.00
178	EGI Before Other Income 2017	Recalculation	$1.00
179	EGI Before Other Income 2018	Recalculation	$1.00
180	EGI Before Other Income 2019	Recalculation	$1.00
181	EGI Before Other Income 2020	Recalculation	$1.00
182	EGI Before Other Income January 2021 TTM	Recalculation	$1.00
183	EGI Before Other Income 2021 Budget	Recalculation	$1.00
184	EGI Before Other Income UW	Recalculation	$1.00
185	Utility Recovery Income 2016	Underwriting File	$1.00
186	Utility Recovery Income 2017	Underwriting File	$1.00
187	Utility Recovery Income 2018	Underwriting File	$1.00
188	Utility Recovery Income 2019	Underwriting File	$1.00
189	Utility Recovery Income 2020	Underwriting File	$1.00
190	Utility Recovery Income January 2021 TTM	Underwriting File	$1.00
191	Utility Recovery Income 2021 Budget	Underwriting File	$1.00
192	Utility Recovery Income UW	Underwriting File	$1.00
193	Other Resident Income 2016	Underwriting File	$1.00
194	Other Resident Income 2017	Underwriting File	$1.00
195	Other Resident Income 2018	Underwriting File	$1.00
196	Other Resident Income 2019	Underwriting File	$1.00
197	Other Resident Income 2020	Underwriting File	$1.00
198	Other Resident Income January 2021 TTM	Underwriting File	$1.00
199	Other Resident Income 2021 Budget	Underwriting File	$1.00
200	Other Resident Income UW	Underwriting File	$1.00
201	Other Property Income 2016	Underwriting File	$1.00
202	Other Property Income 2017	Underwriting File	$1.00
203	Other Property Income 2018	Underwriting File	$1.00
204	Other Property Income 2019	Underwriting File	$1.00
205	Other Property Income 2020	Underwriting File	$1.00
206	Other Property Income January 2021 TTM	Underwriting File	$1.00
207	Other Property Income 2021 Budget	Underwriting File	$1.00
208	Other Property Income UW	Underwriting File	$1.00
209	Effective Gross Income 2016	Recalculation	$1.00
210	Effective Gross Income 2017	Recalculation	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	11

MHC 2021-MHC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
211	Effective Gross Income 2018	Recalculation	$1.00
212	Effective Gross Income 2019	Recalculation	$1.00
213	Effective Gross Income 2020	Recalculation	$1.00
214	Effective Gross Income January 2021 TTM	Recalculation	$1.00
215	Effective Gross Income 2021 Budget	Recalculation	$1.00
216	Effective Gross Income UW	Recalculation	$1.00
217	Management Fee 2016	Underwriting File	$1.00
218	Management Fee 2017	Underwriting File	$1.00
219	Management Fee 2018	Underwriting File	$1.00
220	Management Fee 2019	Underwriting File	$1.00
221	Management Fee 2020	Underwriting File	$1.00
222	Management Fee January 2021 TTM	Underwriting File	$1.00
223	Management Fee 2021 Budget	Underwriting File	$1.00
224	Management Fee UW	Underwriting File	$1.00
225	Real Estate Taxes 2016	Underwriting File	$1.00
226	Real Estate Taxes 2017	Underwriting File	$1.00
227	Real Estate Taxes 2018	Underwriting File	$1.00
228	Real Estate Taxes 2019	Underwriting File	$1.00
229	Real Estate Taxes 2020	Underwriting File	$1.00
230	Real Estate Taxes January 2021 TTM	Underwriting File	$1.00
231	Real Estate Taxes 2021 Budget	Underwriting File	$1.00
232	Real Estate Taxes UW	Underwriting File	$1.00
233	Insurance 2016	Underwriting File	$1.00
234	Insurance 2017	Underwriting File	$1.00
235	Insurance 2018	Underwriting File	$1.00
236	Insurance 2019	Underwriting File	$1.00
237	Insurance 2020	Underwriting File	$1.00
238	Insurance January 2021 TTM	Underwriting File	$1.00
239	Insurance 2021 Budget	Underwriting File	$1.00
240	Insurance UW	Underwriting File	$1.00
241	Other Operating Expenses 2016	Recalculation	$1.00
242	Other Operating Expenses 2017	Recalculation	$1.00
243	Other Operating Expenses 2018	Recalculation	$1.00
244	Other Operating Expenses 2019	Recalculation	$1.00
245	Other Operating Expenses 2020	Recalculation	$1.00
246	Other Operating Expenses January 2021 TTM	Recalculation	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	12

MHC 2021-MHC Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
247	Other Operating Expenses 2021 Budget	Recalculation	$1.00
248	Other Operating Expenses UW	Recalculation	$1.00
249	Total Operating Expenses 2016	Underwriting File	$1.00
250	Total Operating Expenses 2017	Underwriting File	$1.00
251	Total Operating Expenses 2018	Underwriting File	$1.00
252	Total Operating Expenses 2019	Underwriting File	$1.00
253	Total Operating Expenses 2020	Underwriting File	$1.00
254	Total Operating Expenses January 2021 TTM	Underwriting File	$1.00
255	Total Operating Expenses 2021 Budget	Underwriting File	$1.00
256	Total Operating Expenses UW	Underwriting File	$1.00
257	Net Operating Income 2016	Recalculation	$1.00
258	Net Operating Income 2017	Recalculation	$1.00
259	Net Operating Income 2018	Recalculation	$1.00
260	Net Operating Income 2019	Recalculation	$1.00
261	Net Operating Income 2020	Recalculation	$1.00
262	Net Operating Income January 2021 TTM	Recalculation	$1.00
263	Net Operating Income 2021 Budget	Recalculation	$1.00
264	Net Operating Income UW	Recalculation	$1.00
265	CapEx 2016	Underwriting File	$1.00
266	CapEx 2017	Underwriting File	$1.00
267	CapEx 2018	Underwriting File	$1.00
268	CapEx 2019	Underwriting File	$1.00
269	CapEx 2020	Underwriting File	$1.00
270	CapEx January 2021 TTM	Underwriting File	$1.00
271	CapEx 2021 Budget	Underwriting File	$1.00
272	CapEx UW	Underwriting File	$1.00
273	Net Cash Flow 2016	Recalculation	$1.00
274	Net Cash Flow 2017	Recalculation	$1.00
275	Net Cash Flow 2018	Recalculation	$1.00
276	Net Cash Flow 2019	Recalculation	$1.00
277	Net Cash Flow 2020	Recalculation	$1.00
278	Net Cash Flow January 2021 TTM	Recalculation	$1.00
279	Net Cash Flow 2021 Budget	Recalculation	$1.00
280	Net Cash Flow UW	Recalculation	$1.00

*- The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	13

MHC 2021-MHC Recalculation Methodology	EXHIBIT B

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
21	Total Available Pads	Sum of (i) Resident Occupied Pads, (ii) Community Owned - R Pads, (iii) Employee Pads, (iv) Dealer Occupied - R Pads, (v) Lender Occupied - R Pads, (vi) Community Owned - NR Pads, (vii) Lender Occupied - NR Pads, (viii) Dealer Occupied - NR Pads and (ix) Vacant Pads.
24	Total Available (RV Pads)	Sum of (i) Resident Occupied (RV Pads) and (ii) Vacant (RV Pads)
27	Physical Occupancy (%)	Quotient of (i) Physical Occupied Pads and (ii) Total Available Pads.
29	Revenue Occupancy (%)	Quotient of (i) Revenue Occupied Pads and (ii) Total Available Pads.
47	Mortgage Loan Cut-off Date Balance per Pad ($)	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Total Available Pads.
48	% of Mortgage Loan Cut-off Date Balance	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) the aggregate Mortgage Loan Cut-off Date Balance ($) of the Collateral.
51	Individual As-Is Appraised Value per Pad ($)	Quotient of (i) Individual As-Is Appraised Value ($) and (ii) Total Available Pads.
54	Portfolio Appraised Value per Pad ($)	Quotient of (i) Portfolio Appraised Value ($) and (ii) Total Available Pads.
55	Portfolio Appraised Value Premium	Difference between (i) Quotient of (a) Portfolio Appraised Value ($) and (b) the aggregate Individual As-Is Appraised Value ($) and (ii) 1.
64	Mortgage Loan Monthly Debt Service Payment	Quotient of (i) Mortgage Loan Annual Debt Service Payment and (ii) 12.
65	Mortgage Loan Annual Debt Service Payment	Product of (i) Mortgage Loan Cut-off Date Balance ($), (ii) the Sum of (a) Assumed LIBOR and (b) Mortgage Loan Trust Margin and (iii) Interest Calculation (30/360 / Actual/360).
66	Mortgage Loan Monthly Debt Service Payment at LIBOR Cap	Quotient of (i) Mortgage Loan Annual Debt Service Payment at LIBOR Cap and (ii) 12.
67	Mortgage Loan Annual Debt Service Payment at LIBOR Cap	Product of (i) Mortgage Loan Cut-off Date Balance ($), (ii) the sum of the LIBOR Cap and the Mortgage Loan Trust Margin, and (iii) Interest Calculation (30/360 / Actual/360).
70	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Cut-off Date.
71	Original Term to Maturity (Months)	Count of (i) the number of monthly payments from the First Loan Payment Date through and including (ii) the Initial Maturity Date.

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MHC 2021-MHC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
72	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
76	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
86	Mortgage Loan Cut-off Date LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) the aggregate Individual As-Is Appraised Value ($).
87	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) the aggregate Individual As-Is Appraised Value ($).
88	Mortgage Loan Cut-off Date LTV (Portfolio Appraised Value)	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) the Portfolio Appraised Value ($).
89	Mortgage Loan Balloon LTV (Portfolio Appraised Value)	Quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) the Portfolio Appraised Value ($).
90	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW and (ii) Mortgage Loan Cut-off Date Balance ($).
91	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Cut-off Date Balance ($).
92	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW and (ii) Mortgage Loan Annual Debt Service Payment.
93	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Annual Debt Service Payment.
94	Mortgage Loan UW NOI DSCR at LIBOR Cap	Quotient of (i) Net Operating Income UW and (ii) Mortgage Loan Annual Debt Service Payment at LIBOR Cap.
95	Mortgage Loan UW NCF DSCR at LIBOR Cap	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Annual Debt Service Payment at LIBOR Cap.
129	Total Gross Potential Rent 2016	Sum of (i) Gross Potential Rent 2016 and (ii) RV Income 2016.
130	Total Gross Potential Rent 2017	Sum of (i) Gross Potential Rent 2017 and (ii) RV Income 2017.
131	Total Gross Potential Rent 2018	Sum of (i) Gross Potential Rent 2018 and (ii) RV Income 2018.
132	Total Gross Potential Rent 2019	Sum of (i) Gross Potential Rent 2019 and (ii) RV Income 2019.
133	Total Gross Potential Rent 2020	Sum of (i) Gross Potential Rent 2020 and (ii) RV Income 2020.
134	Total Gross Potential Rent January 2021 TTM	Sum of (i) Gross Potential Rent January 2021 TTM and (ii) RV Income January 2021 TTM.
135	Total Gross Potential Rent 2021 Budget	Sum of (i) Gross Potential Rent 2021 Budget and (ii) RV Income 2021 Budget.
136	Total Gross Potential Rent UW	Sum of (i) Gross Potential Rent UW and (ii) RV Income UW

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	15

MHC 2021-MHC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
169	Total Economic Vacancy 2016	Sum of (i) Vacancy 2016 , (ii) Dealer/Lender Discounts 2016, (iii) Concessions & Promotions 2016 and (iv) Bad Debt Expense 2016.
170	Total Economic Vacancy 2017	Sum of (i) Vacancy 2017 , (ii) Dealer/Lender Discounts 2017, (iii) Concessions & Promotions 2017 and (iv) Bad Debt Expense 2017.
171	Total Economic Vacancy 2018	Sum of (i) Vacancy 2018 , (ii) Dealer/Lender Discounts 2018, (iii) Concessions & Promotions 2018 and (iv) Bad Debt Expense 2018.
172	Total Economic Vacancy 2019	Sum of (i) Vacancy 2019 , (ii) Dealer/Lender Discounts 2019, (iii) Concessions & Promotions 2019 and (iv) Bad Debt Expense 2019.
173	Total Economic Vacancy 2020	Sum of (i) Vacancy 2020 , (ii) Dealer/Lender Discounts 2020, (iii) Concessions & Promotions 2020 and (iv) Bad Debt Expense 2020.
174	Total Economic Vacancy January 2021 TTM	Sum of (i) Vacancy January 2021 TTM , (ii) Dealer/Lender Discounts January 2021 TTM, (iii) Concessions & Promotions January 2021 TTM and (iv) Bad Debt Expense January 2021 TTM.
175	Total Economic Vacancy 2021 Budget	Sum of (i) Vacancy 2021 Budget , (ii) Dealer/Lender Discounts 2021 Budget, (iii) Concessions & Promotions 2021 Budget and (iv) Bad Debt Expense 2021 Budget.
176	Total Economic Vacancy UW	Sum of (i) Vacancy UW , (ii) Dealer/Lender Discounts UW, (iii) Concessions & Promotions UW and (iv) Bad Debt Expense UW.
177	EGI Before Other Income 2016	Sum of (i) Total Gross Potential Rent 2016 , (ii) Total Economic Vacancy 2016.
178	EGI Before Other Income 2017	Sum of (i) Total Gross Potential Rent 2017 , (ii) Total Economic Vacancy 2017.
179	EGI Before Other Income 2018	Sum of (i) Total Gross Potential Rent 2018 , (ii) Total Economic Vacancy 2018.
180	EGI Before Other Income 2019	Sum of (i) Total Gross Potential Rent 2019 , (ii) Total Economic Vacancy 2019.
181	EGI Before Other Income 2020	Sum of (i) Total Gross Potential Rent 2020 , (ii) Total Economic Vacancy 2020.
182	EGI Before Other Income January 2021 TTM	Sum of (i) Total Gross Potential Rent January 2021 TTM , (ii) Total Economic Vacancy January 2021 TTM.
183	EGI Before Other Income 2021 Budget	Sum of (i) Total Gross Potential Rent 2021 Budget , (ii) Total Economic Vacancy 2021 Budget.
184	EGI Before Other Income UW	Sum of (i) Total Gross Potential Rent UW , (ii) Total Economic Vacancy UW.
209	Effective Gross Income 2016	Sum of (i) EGI Before Other Income 2016 , (ii) Utility Recovery Income 2016, (iii) Other Resident Income 2016 and (iv) Other Property Income 2016.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	16

MHC 2021-MHC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
210	Effective Gross Income 2017	Sum of (i) EGI Before Other Income 2017 , (ii) Utility Recovery Income 2017, (iii) Other Resident Income 2017 and (iv) Other Property Income 2017.
211	Effective Gross Income 2018	Sum of (i) EGI Before Other Income 2018 , (ii) Utility Recovery Income 2018, (iii) Other Resident Income 2018 and (iv) Other Property Income 2018.
212	Effective Gross Income 2019	Sum of (i) EGI Before Other Income 2019 , (ii) Utility Recovery Income 2019, (iii) Other Resident Income 2019 and (iv) Other Property Income 2019.
213	Effective Gross Income 2020	Sum of (i) EGI Before Other Income 2020 , (ii) Utility Recovery Income 2020, (iii) Other Resident Income 2020 and (iv) Other Property Income 2020.
214	Effective Gross Income January 2021 TTM	Sum of (i) EGI Before Other Income January 2021 TTM , (ii) Utility Recovery Income January 2021 TTM, (iii) Other Resident Income January 2021 TTM and (iv) Other Property Income January 2021 TTM.
215	Effective Gross Income 2021 Budget	Sum of (i) EGI Before Other Income 2021 Budget , (ii) Utility Recovery Income 2021 Budget, (iii) Other Resident Income 2021 Budget and (iv) Other Property Income 2021 Budget.
216	Effective Gross Income UW	Sum of (i) EGI Before Other Income UW , (ii) Utility Recovery Income UW, (iii) Other Resident Income UW and (iv) Other Property Income UW.
241	Other Operating Expenses 2016	Difference between (i) Total Operating Expenses 2016 and (ii) Sum of (a) Management Fee 2016, (b) Real Estate Taxes 2016 and (c) Insurance 2016.
242	Other Operating Expenses 2017	Difference between (i) Total Operating Expenses 2017 and (ii) Sum of (a) Management Fee 2017, (b) Real Estate Taxes 2017 and (c) Insurance 2017.
243	Other Operating Expenses 2018	Difference between (i) Total Operating Expenses 2018 and (ii) Sum of (a) Management Fee 2018, (b) Real Estate Taxes 2018 and (c) Insurance 2018.
244	Other Operating Expenses 2019	Difference between (i) Total Operating Expenses 2019 and (ii) Sum of (a) Management Fee 2019, (b) Real Estate Taxes 2019 and (c) Insurance 2019.
245	Other Operating Expenses 2020	Difference between (i) Total Operating Expenses 2020 and (ii) Sum of (a) Management Fee 2020, (b) Real Estate Taxes 2020 and (c) Insurance 2020.
246	Other Operating Expenses January 2021 TTM	Difference between (i) Total Operating Expenses January 2021 TTM and (ii) Sum of (a) Management Fee January 2021 TTM, (b) Real Estate Taxes January 2021 TTM and (c) Insurance 2021 TTM.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	17

MHC 2021-MHC Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
247	Other Operating Expenses 2021 Budget	Difference between (i) Total Operating Expenses 2021 Budget and (ii) Sum of (a) Management Fee 2021 Budget, (b) Real Estate Taxes 2021 Budget and (c) Insurance 2021 Budget.
248	Other Operating Expenses UW	Difference between (i) Total Operating Expenses UW and (ii) Sum of (a) Management Fee UW, (b) Real Estate Taxes UW and (c) Insurance UW.
257	Net Operating Income 2016	Difference between (i) Effective Gross Income 2016 and (ii) Total Operating Expenses 2016.
258	Net Operating Income 2017	Difference between (i) Effective Gross Income 2017 and (ii) Total Operating Expenses 2017.
259	Net Operating Income 2018	Difference between (i) Effective Gross Income 2018 and (ii) Total Operating Expenses 2018.
260	Net Operating Income 2019	Difference between (i) Effective Gross Income 2019 and (ii) Total Operating Expenses 2019.
261	Net Operating Income 2020	Difference between (i) Effective Gross Income 2020 and (ii) Total Operating Expenses 2020.
262	Net Operating Income January 2021 TTM	Difference between (i) Effective Gross Income January 2021 TTM and (ii) Total Operating Expenses January 2021 TTM.
263	Net Operating Income 2021 Budget	Difference between (i) Effective Gross Income 2021 Budget and (ii) Total Operating Expenses 2021 Budget.
264	Net Operating Income UW	Difference between (i) Effective Gross Income UW and (ii) Total Operating Expenses UW.
273	Net Cash Flow 2016	Difference between (i) Net Operating Income 2016 and (ii) CapEx 2016.
274	Net Cash Flow 2017	Difference between (i) Net Operating Income 2017 and (ii) CapEx 2017.
275	Net Cash Flow 2018	Difference between (i) Net Operating Income 2018 and (ii) CapEx 2018.
276	Net Cash Flow 2019	Difference between (i) Net Operating Income 2019 and (ii) CapEx 2019.
277	Net Cash Flow 2020	Difference between (i) Net Operating Income 2020 and (ii) CapEx 2020.
278	Net Cash Flow January 2021 TTM	Difference between (i) Net Operating Income January 2021 TTM and (ii) January 2021 TTM.
279	Net Cash Flow 2021 Budget	Difference between (i) Net Operating Income 2021 Budget and (ii) CapEx 2021 Budget.
280	Net Cash Flow UW	Difference between (i) Net Operating Income UW and (ii) CapEx UW.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com	18